UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08741
Merrimac Series
(Exact name of registrant as specified in charter)
PO Box 9130, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)
Rainer L.C. Frost, Secretary State Street Bank & Trust Company PO Box 9130 Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 937-5523

Date of fiscal year end:	December 31

Date of reporting period:	7/1/06 - 6/30/07

Item 1. Proxy Voting Record.

Each series of the registrant, the Merrimac Cash Series, Merrimac Prime Series, Merrimac Treasury Series, Merrimac Treasury Plus Series, Merrimac U.S. Government Series and Merrimac Municipal Series (the “Series”), invests all of its assets in the Merrimac Cash Portfolio, Merrimac Prime Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio, respectively, (the “Portfolios”) each a series of the Merrimac Master Portfolio.

The Portfolios did not hold any portfolio securities with respect to which the Portfolios were entitled to vote during the period form July 1, 2006 through June 30, 2007.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Merrimac Series

By (Signature and Title)*	/s/Paul J. Jasinski
Paul J. Jasinski, President

Date	August 1, 2007

*Print the name and title of each signing officer under his or her signature.